Share Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Based Compensation

NOTE 12- SHARE BASED COMPENSATION

On October 12, 2015, the Company adopted the Amended and Restated 2015 Equity Incentive Plan (“Performance Plan”) whereby up to 3,000,000 shares of the Company’s common stock may be issued under the Performance Plan.

There were no shares issued in 2015 and accordingly no expense has been recorded in connection with the Performance Plan.